Share-Based Payments - Activities in Stock Option Plans (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Number of stock options (thousands)
Beginning balance (in shares) | shares	3,101	3,008
Granted (in shares) | shares	745	517
Exercised (in shares) | shares	(772)	(399)
Forfeited (in shares) | shares	0	(25)
Ending balance (in shares) | shares	3,074	3,101
Exercisable, December 31 (in shares) | shares	1,670	2,041
Weighted average exercise price
Beginning balance (in CAD per share) | $ / shares	$ 37.06	$ 33.88
Granted (in CAD per share) | $ / shares	50.58	53.96
Exercised (in CAD per share) | $ / shares	29.01	34.57
Forfeited (in CAD per share) | $ / shares	(0.00)	43.79
Ending balance (in CAD per share) | $ / shares	42.36	37.06
Exercisable, December 31 (in CAD per share) | $ / shares	$ 35.51	$ 30.97